Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities
Net loss	$ (22,729,866)	$ (6,876,830)	$ (1,035,751)
Net loss from discontinued operations	(188,390)	(115,426)	(664,472)
Net loss from continuing operations	(22,541,476)	(6,761,404)	(371,279)
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred tax benefit	(98,400)	(15,837)	(88,608)
Amortization of intangible assets	93,951
Allowance for credit losses	3,526,443	1,960,313	122,759
Impairment loss on Goodwill	9,686,164
Impairment loss on Intangible assets	418,509
Amortization of Right-of-use assets			12,038
Interest on Lease liabilities		19,696	7,390
Shares-based compensation	7,009,450	2,602,175
Warrants expenses		1,145,000
Gain on disposal in subsidiaries	(54,121)
Changes in assets and liabilities:
Accounts receivable	151	9,641	(94,177)
Contract assets	543	17,739	45,386
Amounts due from related parties		515,562	(254,084)
Prepaid expenses and other assets	660,028	(623,015)	(111,997)
Income tax receivable	(100)	(10,683)	81,131
Deferred offering cost	(12,466)
Leases		(21,408)	(44,927)
Deferred tax assets		(44,953)	69,168
Amounts due to related parties	(83,937)	(174,678)	(226,578)
Income tax payable	(15,020)	(12,725)	(256,160)
Other payables and accrued liabilities	(903,821)	(42,790)	(124,619)
Net cash used in operating activities	(2,314,102)	(1,437,367)	(1,234,557)
Cash flows from investing activities:
Loan to third parties		(1,060,000)	(3,750,000)
Loan & interest repayment from third parties	62,881	4,050,846
Loan & interest repayment from related parties			1,414,340
Prepaid deposit for acquisition of subsidiary		(2,000,000)
Deposit for long term investment	(250,000)	(2,750,000)
Net cash used in investing activities	(187,119)	(1,759,154)	(2,335,660)
Cash flows from financing activities:
Advisor cost for private placement	(5,150,000)
Deferred offering cost			(1,832,538)
Proceeds from IPO			5,750,000
Deposit received from private placement		2,750,000
Cash received from private placement	7,750,000
Net cash provided by financing activities	2,600,000	2,750,000	3,917,462
Net cash (used in) provided by operating activities from discontinued operations	(75,065)	(217,795)	237,976
Net cash received (used) in discontinued operations	(75,065)	(217,795)	237,976
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(31,880)	46,199	(20,692)
Net change in cash and cash equivalents and restricted cash	(8,166)	(618,117)	564,529
Cash and cash equivalents and restricted cash, beginning of the year	13,190	631,307	66,778
Cash and cash equivalents and restricted cash, end of the year	5,024	13,190	631,307
Reconciliation to amounts on consolidated balance sheets of the continuing operations:
Cash and cash equivalents	5,024	11,470	223,451
Restricted cash			200,000
Total cash and cash equivalents, and restricted cash shown in the statement of cash flows	5,024	11,470	423,451
Reconciliation to amounts on consolidated balance sheets of the discontinued operations:
Cash and cash equivalents		1,720	207,856
Total cash and cash equivalents, and restricted cash shown in the statement of cash flows		1,720	207,856
Supplemental cash flow information
Cash paid for Interest
Cash paid for income taxes		$ (40,169)	$ (175,028)